Bingo.com, Ltd.. National Bank of Anguilla Corporate Building, 1st Floor, St Mary's Road

TV1 02P, The Valley, Anguilla, British West Indies

Ph: (264) 461-2646 Fax: 604 694 0301

                                                                                    September 14, 2007

U.S. Securities and Exchange Commission

100 F Street N.E.,

Washington, D.C.  20549

Attention:  Mr. John Stickel

                  Division of Corporation Finance

Dear Mr. John Stickel

                        Re:  Bingo.com, Ltd. (the "Company")

                                - Amendment No. 2 to Form SB-2 filed September 14, 2007

                                - File No. 333-144624

Please find Amendment No.2 to Form SB-2. This amendment includes the suggested change to the legal opinion letter from Clark Wilson.

                        Please contact our counsel, Gerald R. Tuskey at (604) 681-9588 or fax him at (604) 681-4760 with any questions or comments you may have.  Thank you for your assistance.

                                                                                    Yours truly,

                                                                                    Bingo.com, Ltd.

                                                                                    Per:      /s/T.M. Williams

                                                                                                T.M. Williams,

                                                                                                President and Director